UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 02742)

Exact name of registrant as specified in charter: Putnam Equity Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: November 30, 2007

Date of reporting period: August 31, 2007

Item 1. Schedule of Investments:

Putnam Equity Income Fund

The fund's portfolio
8/31/07 (Unaudited)

COMMON STOCKS (97.1%)(a)
	Shares	Value

Aerospace and Defense (2.7%)
L-3 Communications Holdings, Inc.	254,300	$25,051,093
Lockheed Martin Corp.	363,500	36,037,390
Raytheon Co.	691,300	42,404,342
		103,492,825

Airlines (0.1%)
UAL Corp. (NON) (S)	47,700	2,264,319

Banking (5.8%)
Bank of America Corp.	2,507,600	127,085,168
Bank of New York Mellon Corp. (The)	144,000	5,821,920
PNC Financial Services Group	907,900	63,888,923
Wachovia Corp.	481,100	23,564,278
		220,360,289

Building Materials (1.3%)
Sherwin-Williams Co. (The)	705,400	48,679,654

Capital Goods (0.2%)
Eaton Corp.	78,200	7,368,004

Chemicals (2.9%)
Celanese Corp. (Ser. A)	305,800	10,984,336
E.I. du Pont de Nemours & Co. (S)	193,600	9,438,000
Lubrizol Corp. (The)	402,000	25,559,160
Rohm & Haas Co.	1,139,400	64,421,676
		110,403,172

Computers (4.5%)
EMC Corp. (NON)	2,037,900	40,065,114
Hewlett-Packard Co.	357,400	17,637,690
IBM Corp. (S)	969,900	113,177,631
		170,880,435

Conglomerates (3.7%)
General Electric Co.	1,957,300	76,080,251
Honeywell International, Inc.	577,600	32,432,240
Tyco International, Ltd. (Bermuda)	704,875	31,127,280
		139,639,771

Consumer Finance (0.4%)
AmeriCredit Corp. (NON)	974,500	16,868,595

Consumer Goods (3.7%)
Clorox Co. (S)	402,100	24,045,580
Newell Rubbermaid, Inc.	733,000	18,904,070
Procter & Gamble Co. (The)	1,517,900	99,134,049
		142,083,699

Electric Utilities (4.4%)
Edison International	1,751,800	92,337,378
FirstEnergy Corp. (S)	1,117,500	68,659,200
Pepco Holdings, Inc. (S)	302,200	8,425,336
Westar Energy, Inc. (S)	147,300	3,577,917
		172,999,831

Electronics (0.9%)
Atmel Corp. (NON)	3,408,200	18,063,460
QLogic Corp. (NON)	405,400	5,391,820
Tyco Electronics, Ltd. (NON)	294,775	10,278,804
		33,734,084

Financial (9.9%)
Assurant, Inc.	615,000	31,697,100
CIT Group, Inc.	784,000	29,454,880
Citigroup, Inc.	3,357,800	157,413,664
Freddie Mac	839,300	51,709,273
JPMorgan Chase & Co.	2,443,700	108,793,524
		379,068,441

Food (0.6%)
General Mills, Inc.	390,000	21,793,200

Forest Products and Packaging (0.5%)
International Paper Co.	67,077	2,355,073
Packaging Corp. of America	727,800	18,959,190
		21,314,263

Health Care Services (1.6%)
IMS Health, Inc. (S)	410,300	12,284,382
McKesson Corp.	486,400	27,826,944
WellPoint, Inc. (NON)	254,700	20,526,273
		60,637,599

Insurance (5.7%)
ACE, Ltd. (Bermuda)	853,600	49,303,936
Allstate Corp. (The)	332,700	18,215,325
Aspen Insurance Holdings, Ltd. (Bermuda)	985,600	24,728,704
Axis Capital Holdings, Ltd. (Bermuda)	119,090	4,299,149
Berkshire Hathaway, Inc. Class B (NON)	1,640	6,379,600
Chubb Corp. (The)	683,700	34,957,581
Conseco, Inc. (NON)	862,102	12,121,154
Endurance Specialty Holdings, Ltd. (Bermuda)	201,000	8,013,870
Fidelity National Title Group, Inc. Class A	232,900	4,236,451
PartnerRe, Ltd. (Bermuda)	300,999	21,885,637
Protective Life Corp.	91,000	3,803,800
Travelers Cos., Inc. (The)	549,800	27,786,892
		215,732,099

Investment Banking/Brokerage (4.2%)
Allied Capital Corp. (S)	696,856	20,780,246
Apollo Investment Corp.	1,034,000	22,582,560
Goldman Sachs Group, Inc. (The)	183,400	32,280,234
Merrill Lynch & Co., Inc.	204,900	15,101,130
Morgan Stanley	1,138,800	71,026,956
		161,771,126

Lodging/Tourism (0.4%)
Wyndham Worldwide Corp.	439,200	14,010,480

Machinery (2.3%)
Cummins, Inc.	205,500	24,335,310
Parker-Hannifin Corp.	592,800	63,708,216
		88,043,526

Manufacturing (0.5%)
Dover Corp.	164,600	8,131,240
Teleflex, Inc.	163,600	12,723,172
		20,854,412

Media (0.7%)
Walt Disney Co. (The)	855,000	28,728,000

Medical Technology (1.5%)
Becton, Dickinson and Co.	193,900	14,918,666
Covidien, Ltd. (Bermuda) (NON)	1,013,175	40,354,760
		55,273,426

Metals (0.6%)
Steel Dynamics, Inc. (S)	310,300	13,460,814
United States Steel Corp.	98,700	9,325,176
		22,785,990

Oil & Gas (13.5%)
BP PLC ADR (United Kingdom)	193,900	13,061,104
ConocoPhillips	998,100	81,734,409
Exxon Mobil Corp. (S)	2,317,000	198,636,410
Marathon Oil Corp.	1,316,000	70,919,240
Occidental Petroleum Corp.	673,600	38,186,384
Sunoco, Inc.	195,200	14,276,928
Total SA (France)	682,200	51,238,445
Total SA ADR (France)	100	7,509
Valero Energy Corp.	650,100	44,538,351
		512,598,780

Pharmaceuticals (5.3%)
Bristol-Myers Squibb Co.	620,500	18,087,575
Eli Lilly Co. (S)	704,700	40,414,545
Johnson & Johnson	868,800	53,683,152
Pfizer, Inc.	2,906,200	72,190,008
Wyeth	365,700	16,931,910
		201,307,190

Power Producers (0.5%)
Mirant Corp. (NON)	466,200	18,167,814

Publishing (0.2%)
R. R. Donnelley & Sons Co.	191,100	6,845,202

Railroads (0.1%)
Norfolk Southern Corp.	73,700	3,774,177

Regional Bells (4.0%)

Qwest Communications International, Inc. (NON) (S)			678,500	6,072,575
Verizon Communications, Inc.			3,501,500	146,642,820
				152,715,395

Retail (2.0%)
Office Depot, Inc. (NON)			671,200	16,410,840
Staples, Inc.			1,354,000	32,157,500
Supervalu, Inc.			406,100	17,117,115
TJX Cos., Inc. (The) (S)			295,000	8,994,550
				74,680,005

Schools (0.2%)
Apollo Group, Inc. Class A (NON)			115,100	6,752,917

Semiconductor (1.8%)
Applied Materials, Inc. (S)			1,944,700	41,538,792
Novellus Systems, Inc. (NON) (S)			949,700	25,993,289
				67,532,081

Software (0.3%)
Oracle Corp. (NON)			583,700	11,837,436

Technology Services (1.5%)
Automatic Data Processing, Inc.			411,500	18,822,010
Computer Sciences Corp. (NON)			389,400	21,786,930
Symantec Corp. (NON) (S)			953,800	17,940,978
				58,549,918

Telecommunications (2.7%)
Embarq Corp.			1,633,700	101,975,554

Telephone (1.9%)
AT&T, Inc.			1,851,300	73,811,331

Tobacco (3.3%)
Altria Group, Inc. (S)			1,536,500	106,648,467
Loews Corp. - Carolina Group			232,136	17,670,192
				124,318,659

Trucks & Parts (0.2%)
Autoliv, Inc. (Sweden)			103,400	5,932,058

Waste Management (0.5%)
Waste Management, Inc.			486,400	18,322,688

Total common stocks (cost $3,086,589,642)				$3,697,908,445

CONVERTIBLE PREFERRED STOCKS (1.4%)(a)
			Shares	Value

Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.			158,715	$20,950,380
Platinum Underwriters Holdings, Ltd. Ser. A, 6.00% cv.
pfd. (Bermuda)			969,020	31,250,895

Total convertible preferred stocks (cost $44,465,487)				$52,201,275

CONVERTIBLE BONDS AND NOTES (0.4%)(a) (cost $11,240,000)
			Principal
			amount	Value

EMC Corp. 144A cv. sr. notes 1 3/4s, 2013			$11,240,000	$15,483,100

WARRANTS (--%)(a)(NON) (cost $-)
	Expiration date	Strike Price	Warrants	Value

Raytheon Co.	6/16/11	$37.50	12,063	$312,070

SHORT-TERM INVESTMENTS (8.2%)(a)
			Principal
			amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 4.00% to 5.88% and
due dates ranging from September 4, 2007 to
October 16, 2007 (d)			$271,636,294	$271,007,740
Putnam Prime Money Market Fund (e)			42,845,559	42,845,559

Total short-term investments (cost $313,853,299)				$313,853,299

TOTAL INVESTMENTS

Total investments (cost $3,456,148,428)(b)				$4,079,758,189

NOTES

(a) Percentages indicated are based on net assets of $3,809,375,132.

(b) The aggregate identified cost on a tax basis is $3,475,243,593, resulting in gross unrealized appreciation and depreciation of $657,513,130 and $52,998,534, respectively, or net unrealized appreciation of $604,514,596.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At August 31, 2007, the value of securities loaned amounted to $263,012,542. The fund received cash collateral of $271,007,740 which is pooled with collateral of other Putnam funds into 42 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $721,539 for the period ended August 31, 2007. During the period ended August 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $421,026,647 and $404,708,142, respectively.

(S) Securities on loan, in part or in entirety, at August 31, 2007.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At August 31, 2007, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

During the period, Putnam Fiduciary Trust Company, the fund's transfer agent, began utilizing shareholder systems and systems support provided by DST Systems, Inc. and certain of its affiliates.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Equity Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 30, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 30, 2007